Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
The Company maintains the Amended and Restated 2011 Stock Option Plan, which provides for granting stock options and RSUs, pursuant to which the Company has authorized 88,426,267 shares of its common stock for issuance to its employees, non-employee directors and non-employee third parties and also has 35,000 shares authorized under a stock plan assumed in a business combination as of March 31, 2021. Further, during the three months ended March 31, 2021 and 2020, we incurred cash outflows of $25,989 and $4,640, respectively, related to the payment of withholding taxes for vested RSUs. These cash outflows are presented within financing activities in the Unaudited Condensed Consolidated Statements of Cash Flows.
Stock-based compensation expense related to stock options and RSUs is presented within the following line items in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss for the periods indicated:

	Three Months Ended March 31,
	2021	2020
Technology and product development	$11,616	$6,061
Sales and marketing	2,445	1,121
Cost of operations	1,481	1,671
General and administrative	21,912	10,832
Total	$37,454	$19,685
Common Stock Valuations
Prior to us contemplating a public market transaction, we established the fair value of our common stock by using the option pricing model (Black-Scholes Model based) via the backsolve method and through placing weight on previously redeemable preferred stock transactions. The valuations also applied discounts for lack of marketability to reflect the fact that there was no market mechanism to sell our common stock and, as such, the common stock option and RSU holders would need to wait for a liquidity event to facilitate the sale of their equity awards. In addition, there were contractual transfer restrictions placed on common stock in the event that we remained a private company.
During the third quarter of 2020, once we made intentional progress toward pursuing a public market transaction, we began applying the probability-weighted expected return method to determine the fair value of our common stock. The probability weightings assigned to certain potential exit scenarios were based on management’s expected near-term and long-term funding requirements and assessment of the most attractive liquidation possibilities at the time of the valuation.
During the fourth quarter of 2020, we valued our common stock on a monthly basis. A common stock transaction that closed in December 2020 at a price of $18.43 per common share, which was of substantial size and in close proximity to the Business Combination, served as the key input for the fair value of our common stock for grants made during the fourth quarter of 2020. We decreased the assumed discount for lack of marketability throughout the fourth quarter of 2020, corresponding with our decreased time to liquidity assumption throughout the quarter, as we became more certain about the possibility of entering into the Business Combination over time. We continued to use a share price of $18.43 to value our common stock for transactions in January until the date on which we executed the Merger Agreement.
Subsequent to executing the Merger Agreement on January 7, 2021, we determined the value of our common stock based on the observable daily closing price of SCH’s stock (ticker symbol “IPOE”) multiplied by the exchange ratio in effect for such transaction date.
Stock Options
The terms of the stock option grants, including the exercise price per share and vesting periods, are determined by our board of directors. At the discretion and determination of our board of directors, the Plan allows for the granting of stock options that may be exercised before the stock options have vested.
The following is a summary of stock option activity for the period indicated:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding as of December 31, 2020	17,183,828	$9.92	6.6
Granted(1)	—	n/a
Exercised(2)	(963,873)	2.75
Forfeited	(2,523)	10.79
Expired	(42,912)	10.37
Outstanding as of March 31, 2021	16,174,520	$10.35	6.4
Exercisable as of March 31, 2021	14,113,930	$11.53	6.4
____________________
(1)There were no stock options granted during the three months ended March 31, 2021.
(2)The tax benefit from stock options exercised was not material for the period presented.
Total compensation cost related to unvested stock options not yet recognized as of March 31, 2021 was $12.9 million and will be recognized over a weighted average period of approximately 1.7 years.
Restricted Stock Units
RSUs are equity awards granted to employees that entitle the holder to shares of our common stock when the awards vest. RSUs are measured based on the fair value of our common stock on the date of grant. The weighted average fair value of our common stock was $34.86 during the three months ended March 31, 2021.
The following table summarizes RSU activity for the period indicated:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2020	25,591,913	$13.06
Granted	3,887,639	35.81
Vested(1)	(2,096,875)	12.12
Forfeited	(550,945)	12.61
Outstanding as of March 31, 2021	26,831,732	$16.44
________________________
(1)The total fair value, based on grant date fair value, of RSUs that vested during the three months ended March 31, 2021 was $25.4 million.
As of March 31, 2021, there was $407.7 million of unrecognized compensation cost related to unvested RSUs, which will be recognized over a weighted average period of approximately 3.4 years.	Stock-Based Compensation The Company maintains the Amended and Restated 2011 Stock Option Plan, which provides for granting stock options and RSUs, pursuant to which the Company has authorized 88,426,267 shares of its common stock for issuance to its employees, non-employee directors and non-employee third parties and also has 35,000 shares authorized under a stock plan assumed in a business combination as of December 31, 2020. Further, during the years ended December 31, 2020, 2019 and 2018, we incurred cash outflows of $31,259, $21,411 and $3,154, respectively, related to the payment of withholding taxes for vested RSUs. These cash outflows are presented within financing activities in the Consolidated Statements of Cash Flows.
Stock-based compensation expense related to stock options and RSUs is presented within the following line items in the Consolidated Statements of Operations and Comprehensive Income (Loss) for the periods indicated:

	Year Ended December 31,
	2020	2019	2018
Technology and product development	$28,271	$16,107	$7,872
Sales and marketing	8,045	4,192	2,301
Cost of operations	6,067	1,678	1,841
General and administrative	57,487	38,959	30,922
Total	$99,870	$60,936	$42,936
Common Stock Valuations
Prior to us contemplating a public market transaction, we established the fair value of our common stock by using the option pricing model (Black-Scholes Model based) via the backsolve method and through placing weight on previously redeemable preferred stock transactions, such as our Series H redeemable preferred stock transactions during 2019, Series H-1 redeemable preferred stock transaction during 2020 and a secondary market transaction involving our Series F preferred stock during 2020, transactions in our common stock during the period and a guideline public company multiples analysis. Our use of the Black-Scholes Model required the use of subjective assumptions, including the risk-free interest rate, expected term, expected stock price volatility and dividend yield. The risk-free interest rate assumption was based upon observed interest rates for constant maturity U.S. Treasury securities consistent with the expected term of our stock options. The expected term represented the period of time the stock options were expected to be outstanding and was based on the simplified method. Under the simplified method, the expected term of a stock option is presumed to be the midpoint between the vesting date and the end of the contractual term. Management used the simplified method due to the lack of sufficient historical exercise data to provide a reasonable basis upon which to otherwise estimate the expected term of the stock options. Expected volatility was based on historical volatility for publicly traded stock of comparable companies over the estimated expected life of the stock options. In identifying comparable companies, we considered factors such as industry, stage of life cycle and size. The valuations also applied discounts for lack of marketability to reflect the fact that there was no market mechanism to sell our common stock and, as such, the common stock option and RSU holders would need to wait for a liquidity event to facilitate the sale of their equity awards. In addition, there were contractual transfer restrictions placed on common stock in the event that we remained a private company.
During the third quarter of 2020, once we made intentional progress toward pursuing a public market transaction, we began applying the PWERM to determine the fair value of our common stock. The probability weightings assigned to certain potential exit scenarios were based on management’s expected near-term and long-term funding requirements and assessment of the most attractive liquidation possibilities at the time of the valuation. During this process, we assigned probability weightings to “go public” event scenarios and a “stay private” scenario, wherein the enterprise valuation was based on either estimated exit valuations determined from conversations held with external parties or was based on public company comparable net book value multiples at the time of our valuation, respectively. In addition, our “stay private” scenario valuation approach continued to rely on a guideline public company multiples analysis with an option pricing model to determine the amount of aggregate equity value allocated to our common stock.
During the fourth quarter of 2020, we valued our common stock on a monthly basis. A common stock transaction that closed in December 2020 at a price of $18.43 per common share, which was of substantial size and in close proximity to the Business Combination, served as the key input for the fair value of our common stock for grants made during the fourth quarter of 2020. We decreased the assumed discount for lack of marketability throughout the fourth quarter of 2020, corresponding with our decreased time to liquidity assumption throughout the quarter, as we became more certain about the possibility of entering into the Business Combination over time.
Stock Options
The terms of the stock option grants, including the exercise price per share and vesting periods, are determined by our board of directors. At the discretion and determination of our board of directors, the Plan allows for the granting of stock options that may be exercised before the stock options have vested.
Stock options are typically granted at exercise prices equal to the fair value of our common stock at the date of grant. Our stock options typically vest at a rate of 25% after one year from the vesting commencement date and then monthly over an additional three-year period. While the vesting schedule noted is typical, stock options have been issued under other vesting schedules. These alternative schedules include, but are not limited to, (i) vesting at a rate of 20% after one year from vesting commencement date and then monthly over an additional four years, (ii) monthly vesting beginning on the vesting commencement date for a period of four years, and (iii) monthly vesting beginning on the vesting commencement date for a period of two years. Our stock options expire ten years from the grant date or within 90 days of employee termination.
There were no stock option grants during the year ended December 31, 2019.
The following is a summary of stock option activity for the year indicated:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding as of December 31, 2019	17,640,539	$12.11	7.7
Granted(1)	217,275	11.39
Replacement Options(2)	3,980,300	0.65
Exercised(3)	(1,169,956)	3.23
Modifications(4)	(2,346,628)	13.34
Forfeited	(314,195)	11.61
Expired	(823,507)	11.42
Outstanding as of December 31, 2020	17,183,828	$9.92	6.6
Exercisable as of December 31, 2020	12,012,098	$10.28	6.4
____________________
(1)The weighted average grant date fair value of stock options granted during the year ended December 31, 2020 was $4.26.
(2)In connection with our acquisition of Galileo, we converted outstanding stock options to acquire common stock of Galileo into corresponding options to acquire common stock of SoFi at an exchange ratio of one Galileo option to 3.83 Replacement Options. See Note 2 for additional information.
(3)The tax benefit from stock options exercised was not material for the period presented.
(4)On May 14, 2020, certain employees were given the option to exchange stock options for RSUs at a conversion ratio of one RSU for every $13.00 of stock option value on the date of the offer. There were 296 employees who participated in this offer. On the date of the modification, the fair value of our common stock was $12.11. We concluded that all stock options were probable of vesting, as the impetus for the modification was to give certain employees who had stock options prior to RSU issuances becoming more ubiquitous at SoFi an opportunity to have more RSUs. Modifications of equity-classified awards that have performance and/or service conditions can be categorized into four types. We concluded that the facts and circumstances aligned with a probable-to-probable modification (Type I modification) for the modified stock options, and did not recognize any incremental share-based compensation expense because the fair value of the replacement award was less than the fair value of the replaced award at the time of the modification.
The following table summarizes the inputs used for estimating the fair value of stock options granted during the years indicated. During the year ended December 31, 2020, the inputs disclosed below exclude those associated with Replacement Options granted in connection with our acquisition of Galileo. See Note 2 for the inputs used to estimate the fair value of the Replacement Options. There were no stock options granted during the year ended December 31, 2019.

	Year Ended December 31,
Input	2020	2018
Risk-free interest rate	0.3% – 1.4%	2.5% – 3.1%
Expected term (years)	5.5 – 6.0	5.7 – 6.3
Expected volatility	36.5% – 42.5%	35.0%
Fair value of common stock	$11.21 – $12.11	$10.78 – $11.97
Dividend yield	—%	—%
Total compensation cost related to unvested stock options not yet recognized as of December 31, 2020 was $17,209, and will be recognized over a weighted average period of approximately 1.8 years. The aggregate intrinsic value of stock options exercised during the years ended December 31, 2020, 2019 and 2018 was $13,610, $13,422 and $6,713, respectively. The aggregate intrinsic value of stock options outstanding and stock options exercisable as of December 31, 2020 was $146,144 and $97,911, respectively. The weighted average grant date fair value of stock options granted during the year ended December 31, 2018 was $3.63.
Restricted Stock Units
The Company began issuing RSUs to its employees in 2017. RSUs are equity awards granted to employees that entitle the holder to shares of our common stock when the awards vest. RSUs granted to newly hired employees typically vest 25% on the first vesting date, which occurs approximately one year after the date of grant, and ratably each quarter of the ensuing 12-quarter period. RSUs have been issued under other vesting schedules. These alternative schedules include, but are not limited to, (i) vesting at a rate of 20% after one year from vesting commencement date and then monthly over an additional four years, (ii) vesting at a rate of 25% after one year and then monthly over an additional three years, and (iii) other vesting schedules ranging in total duration from one to four years. During the year ended December 31, 2020, we also made RSU grants to certain executive officers in which vesting commences approximately two years after the date of grant and then quarterly over an additional two years. RSUs are measured based on the fair value of our common stock on the date of grant.
The weighted average fair value of our common stock was $13.37 and $11.28 during the years ended December 31, 2020 and 2019, respectively.
The following table summarizes RSU activity for the year indicated:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2019	14,512,888	$11.33
Granted	20,636,594	13.57
Modifications(1)	732,724	n/a
Vested(2)	(6,614,661)	11.53
Forfeited	(3,675,632)	11.64
Outstanding at December 31, 2020(3)	25,591,913	$13.06
________________________
(1)On May 14, 2020, certain employees were given the option to exchange options for RSUs. See “— Stock Options” above for additional information. The fair value of our common stock on the date of the modification was $12.11. There was no incremental fair value obtained based on the modification, and we continue to recognize stock-based compensation expense based on the original grant date fair value of the respective awards.
(2)The total fair value, based on grant date fair value, of RSUs that vested during the years ended December 31, 2020, 2019 and 2018 was $76.3 million, $50.4 million and $8.6 million, respectively.
(3)The weighted average grant date fair value of outstanding RSUs at December 31, 2020 includes the grant date fair value of modified unvested RSUs as described above in footnote (1).
As of December 31, 2020, there was $310.1 million of unrecognized compensation cost related to unvested RSUs, which will be recognized over a weighted average period of approximately 3.4 years. The weighted average grant date fair value of RSUs issued during the years ended December 31, 2019 and 2018 was $11.28 and $11.45, respectively.